Reinsurance Assets	12 Months Ended
Dec. 31, 2021
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Reinsurance Assets
13	REINSURANCE ASSETS

	As at 31 December 2021 RMB million	As at 31 December 2020 RMB million
Long-term insurance contracts ceded (Note 15)	4,910	4,228
Due from reinsurance companies	485	1,135
Ceded unearned premiums (Note 15)	823	523
Claims recoverable from reinsurers (Note 15)	412	209

Total	6,630	6,095

Current	1,720	1,867
Non-current	4,910	4,228

Total	6,630	6,095